EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Components of earnings per share, basic and diluted
The components of the numerator for the calculation of basic and diluted EPS/(LPS) are as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Net income/(loss) net of non-controlling interests - continuing operations - basic and diluted	872,429	(175,960)	(93,991)
Net (loss)/income net of non-controlling interests - discontinued operations - basic and diluted	(84,656)	589,811	(179,566)

The components of the denominator for the calculation of basic and diluted EPS/(LPS) are as follows:

	Year ended December 31,
(in thousands)	2022	2021	2020
Basic:
Weighted average number of common shares outstanding	107,860	109,644	97,554

Dilutive:
Dilutive impact of share options and RSUs (1)	682	—	—
Weighted average number of common shares outstanding	108,542	109,644	97,554

EPS/(LPS) per share are as follows:

	Year ended December 31,
	2022	2021	2020
Basic EPS/(LPS) from continuing operations	$8.09	$(1.60)	$(0.96)
Diluted EPS/(LPS) from continuing operations (1)	$8.04	$(1.60)	$(0.96)
Basic and diluted EPS from discontinued operations	$(0.79)	$5.38	$(1.84)
(1) The effects of stock awards and convertible bonds have been excluded from the calculation of diluted EPS/LPS from continuing operations for the years ended December 31, 2021 and 2020 because the effects were anti-dilutive.